Form 13F Cover Page

 Filing for Quarter-Ending:          September 30, 2008

 Check here if Amendment:             (  )
 Amendment Number:
 This Amendment:                      (  )  is a reinstatement
                                      (  )  adds new holdings entries

 Institutional Investment Manager Filing this Report:

 Name:                                Croft-Leominster, Inc.
 Address:                             300 Water Street, 4th floor
                                      Baltimore, MD  21202

 Form 13-F File Number:               28-03999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                Carla Prescimone
Title:                               Assistant Vice President
Phone:                               410-576-0100

Signature, Place, and Date of Signing:

                            Baltimore, Maryland                  11/13/2008
--------------------------------------------------------------------------------
Signature                   City, State                          Date


Report Type (Check only one):

( X )  13F Holdings Report      Check here if all holdings of this reporting
                                manager are reported in this report.

(  )  13F Notice                Check here if no holdings reported are in this
                                report, and all holdings are reported by other reporting manager(s).

(  )  13F Combination Report    Check here if a portion of the holdings for this
                                reporting manager are reported in this report and a portion are reported by other reporting manager(s).

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                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                             none

Form 13F Information Table Entry Total:                         153

Form 13F Information Table Value Total:                       $362.19
                                                            (thousands)

*NOTE: Unless Otherwise Indicated



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ITEM 6: Investment Discretion: SOLE

ITEM 7: Voting Authority:      NONE



SECURITY NAME                             TITLE of CLASS           CUSIP                   MARKET VALUE          QUANITY
--------------                            ---------------          -----                   -------------          -------
 AAR Corp                                      COM               000361105                    $ 1.7089            103,008
 ABB Ltd                                  SPONSORED ADR          000375204                    $ 3.3895            174,714
 AXT Inc                                       COM               00246W103                    $ 0.0244             13,000
 Aberdeen Asia Pacific Income                  COM               003009107                    $ 0.1024             20,400
 Abitibibowater INC                            COM               003687100                    $ 0.0973             25,151
 Aetna Inc New                                 COM               00817Y108                    $ 2.5979             71,943
 Albemarle Corp                                COM               012653101                    $ 4.1629            134,983
 Aloca Inc                                     COM               013817101                    $ 2.2684            100,461
 Allegheny Technologies Inc.                   COM               01741R102                    $ 1.5211             51,477
 Alliancebernstein Gbl Hgh In                  COM               01879R106                    $ 0.2128             21,221
 Allstate Corp                                 COM               020002101                    $ 3.4305             74,382
 Altera Corp                                   COM               021441100                    $ 2.6013            125,787
 Ameren Corporation                            COM               023608102                    $ 0.5594             14,333
 Applied Materials Inc                         COM               038222105                    $ 1.5325            101,287
 Archer Daniels Midland Co                     COM               039483102                    $ 0.9096             41,514
 Asia Tigers Fund Inc                          COM               04516T105                    $ 0.2718             16,923
 BP PLC                                   SPONSORED ADR          055622104                    $ 0.2431              4,845
 Baldor Elec Co                                COM               057741100                    $ 3.9513            137,151
 Bank of America Corp                          COM               060505104                    $ 3.2494             92,841
 Bank of New York Mellon Corp                  COM               064058100                    $ 2.3681             72,686
 Bill Barrett Corporation                      COM               06846N104                    $ 2.6895             83,759
 Berkshire Hathaway - CL A                     CL A              084670108                    $ 0.5224                  4
 Berkshire Hathaway - CL B                     CL B              084670207                    $ 4.1093                935
 Blackrock Global Flg Inc Tr                   COM               091941104                    $ 0.1578             14,100
 Blackrock Munivest Fd Inc                     COM               09253R105                    $ 0.0809             11,850
 Burlington Northn Santa Fe C                  COM               12189T104                    $ 0.2563              2,773
 CB Richard Ellis Group Inc                    CL A              12497t101                    $ 1.3636            101,989
 CF Inds Hldgs Inc                             COM               125269100                    $ 4.3281             47,322
 CIT Group Inc                                 COM               125581108                    $ 1.4803            212,681
 CVS Caremark Corporation                      COM               126650100                    $ 2.6916             79,965
 Cablevision Sys Corp                    CL A NY CABLVS          12686C109                    $ 3.2455            128,994
 Cadbury PLC                                SPONS ADR            12721e102                    $ 0.4450             10,870
 Calpine Corp                                COM NEW             131347304                    $ 5.2745            405,729
 Canadian Natl Ry Co                           COM               136375102                    $ 1.0723             22,418
 Canadian Natural Resources                    COM               136385101                    $ 0.3315              4,842
 Caterpillar Inc                               COM               149123101                    $ 4.3804             73,496
 Cephalon, Inc.                                COM               156708109                    $ 3.1204             40,268
 Champion Enterprises Inc                      COM               158496109                    $ 0.0611             11,000
 Cisco Sys Inc                                 COM               17275R102                    $ 4.9096            217,622
 Citigroup, Inc.                               COM               172967101                    $ 2.4686            120,361
 Clearwire Corp                               CL A               185385309                    $ 0.1283             10,800
 Collective Brands Inc                         COM               19421w100                    $ 3.4351            187,608
 Corning Inc                                   COM               219350105                    $ 3.1203            199,506
 Covance Inc.                                  COM               222816100                    $ 0.7654              8,657
 Deere & Co                                    COM               244199105                    $ 5.6668            114,481
 Dow Chemical Co                               COM               260543103                    $ 0.2527              7,953
 Dr. Pepper Snapple Group Inc                  COM               26138e109                    $ 0.2110              7,970
 Dresser-Rand Group Inc                        COM               261608103                    $ 0.2832              9,000
 Du Pont E I  De Nemours & Co                  COM               263534109                    $ 3.3770             83,796
 Dynegy Inc Del                               CL A               26817g102                    $ 4.0331          1,126,559
 Edison Intl                                   COM               281020107                    $ 0.9268             23,229
 Edwards Lifesciences Corporati                COM               28176E108                    $ 5.7679             99,860
 Enerplus Resources Fund                  UNIT TR G NEW          29274D604                    $ 0.3454              9,288
 Enterprise Products Partners L                COM               293792107                    $ 0.3010             11,681
 Entertainment Pptys Tr                  COM SH BEN INT          29380T105                    $ 0.4955              9,055
 Exxon Mobil Corp                              COM               30231G102                    $ 0.3002              3,866
 FMC Corp                                    COM NEW             302491303                    $ 6.6304            129,022
 FirstEnergy Corp                              COM               337932107                    $ 3.2177             48,032
 Forestar Real Estate Group Inc                COM               346233109                    $ 1.6157            109,539
 Franklin Resources Inc                        COM               354613101                    $ 1.3041             14,797
 Freeport McMoran Copper & Gold                COM               35671D857                    $ 7.0650            124,275
 Gabelli Divd & Income Tr                      COM               36242h104                    $ 0.1516             11,000
 General Cable Corp Del New                    COM               369300108                    $ 5.8739            164,857
 General Electric Co                           COM               369604103                    $ 5.1723            202,837
 General Mills Inc                             COM               370334104                    $ 0.6920             10,070
 Genworth Financial Inc.                       COM               37247D106                    $ 1.1261            130,790
 Grubb & Ellis Co                         COM PAR $0.01          400095204                    $ 0.0470             17,400
 Gulfport Energy Corp                        COM NEW             402635304                    $ 1.3024            129,594
 Honeywell Intl Inc                            COM               438516106                    $ 5.8702            141,281
 ITT Corp (New)                                COM               450911102                    $ 6.0247            108,339
 ICON plc - Spons ADR                     SPONSORED ADR          45103T107                    $ 3.7031             96,814
 Insured Mun Income Fd                         COM               45809F104                    $ 0.1182             11,100
 Iowa Telecommunications Servic                COM               462594201                    $ 0.2506             13,415
 Japan Smaller Captlztn Fd Inc                 COM               47109U104                    $ 0.0813             11,100
 Johnson & Johnson                             COM               478160104                    $ 6.8667             99,115
 Kansas City Southern                        COM NEW             485170302                    $ 0.8888             20,036
 Laboratory Corp Amer Hldgs                  COM NEW             50540R409                    $ 0.2033              2,925
 Legg Mason Inc                                COM               524901105                    $ 0.6316             16,595
 Lexicon Pharmaceuticals Inc                   COM               528872104                    $ 0.0221             12,400
 Liberty Global, Inc. - A                   COM SER A            530555101                    $ 0.2606              8,602
 Liberty Media Hldg Corp                  INT COM SER A          53071M104                    $ 0.8812             68,258
 Lloyds TSB Group plc                     SPONSORED ADR          539439109                    $ 1.0464             62,547
 Lorillard Inc                                 COM               544147101                    $ 5.5903             78,570
 Lowe's Companies                              COM               548661107                    $ 7.4856            315,980
 MMC Energy Inc                              COM NEW             55312q208                    $ 0.0225             15,000
 Markel Corporation                            COM               570535104                    $ 0.5835              1,660
 Marsh & McLennan Cos                          COM               571748102                    $ 7.9645            250,772
 Masco Corp                                    COM               574599106                    $ 0.2516             14,023
 McDonald's Corp.                              COM               580135101                    $ 1.5192             24,623
 Merriman Curhan Ford Group Inc                COM               590418109                    $ 0.0094             10,028
 Morgan Stanley                          MUN INCOME III          61745P437                    $ 0.1366             19,700
 National City Corp                            COM               635405103                    $ 1.0233            584,771
 Neustar Inc                                  CL A               64126x201                    $ 0.2029             10,200
 Nexen Inc.                                    COM               65334H102                    $ 6.7120            288,938
 Nobel Learning Communities, In                COM               654889104                    $ 0.2458             15,700
 Norfolk Southern Corp                         COM               655844108                    $ 0.6238              9,421
 Novogen Limited                          SPONSORED ADR          67010F103                    $ 0.0767             14,200
 Nuveen Multi Strat Income & Gr                COM               67073B106                    $ 0.0659             10,900
 Oilsands Quest Inc                            COM               678046103                    $ 4.6879          1,567,861
 Optical Cable Corp                          COM NEW             683827208                    $ 0.1145             27,600
 PHC Inc Mass                                 CL A               693315103                    $ 0.0647             27,200
 PG&E Corp                                     COM               69331C108                    $ 0.9639             25,737
 PMC-Sierra Inc                                COM               69344F106                    $ 0.0831             11,200
 Penn West Energy Tr                         TR UNIT             707885109                    $ 3.4319            142,402
 Pentair, Inc                                  COM               709631105                    $ 2.2307             64,527
 PerkinElmer, Inc.                             COM               714046109                    $ 2.2143             88,680
 Pfizer Inc                                    COM               717081103                    $ 2.3626            128,121
 Pharmaceutical Product Develop                COM               717124101                    $ 7.1207            172,206
 Philip Morris Intl Inc                        COM               718172109                    $ 3.8417             79,869
 Pinnacle West Capital Corp                    COM               723484101                    $ 1.0247             29,780
 Plum Creek Timber Co Inc                      COM               729251108                    $ 7.2585            145,578
 Potash Corp Sask Inc                          COM               73755L107                    $ 2.1094             15,979
 Potlatch Corp New                             COM               737630103                    $ 7.6923            165,818
 Pressure Biosciences Inc                      COM               74112E109                    $ 0.0287             12,106
 Procter & Gamble                              COM               742718109                    $ 4.3164             61,937
 Prudential Financial Inc.                     COM               744320102                    $ 7.7544            107,700
 Putnam Mun Opportunities Tr               SH BEN INT            746922103                    $ 0.1329             12,842
 Quanta Svcs Inc                               COM               74762E102                    $ 4.8144            178,245
 St Joe Co                                     COM               790148100                    $ 2.4445             62,535
 Sangamo BioSciences, Inc.                     COM               800677106                    $ 0.1571             20,400
 Sequenom Inc                                COM NEW             817337405                    $ 0.2130              8,000
 Sierra Pac Res New                            COM               826428104                    $ 1.7958            187,454
 Southern Union Co                             COM               844030106                    $ 1.7368             84,108
 Southwestern Energy Co                        COM               845467109                    $ 7.3355            240,194
 Stryker Corp                                  COM               863667101                    $ 0.6361             10,210
 Templeton Emerg Mkts Income                   COM               880192109                    $ 0.1944             17,915
 Terex Corporation                             COM               880779103                    $ 3.6866            120,793
 3M Co.                                        COM               88579Y101                    $ 4.7103             68,955
 Tortoise North Amrn Enrgy Co                  COM               89147T103                    $ 0.4826             29,145
 Trinity Inds Inc                              COM               896522109                    $ 1.9840             77,108
 USG Corp                                    COM NEW             903293405                    $ 1.7555             68,575
 Ultra Petroleum Corp                          COM               903914109                    $ 6.3612            114,947
 Unilever N V                              NY SHS NEW            904784709                    $ 0.5226             18,557
 United Parcel Svc Inc. CL B                   COM               911312106                    $ 0.2521              4,009
 US Gold Corporation                      COM PAR $0.10          912023207                    $ 0.0330             25,000
 United Technologies                           COM               913017109                    $ 6.4985            108,200
 UnitedHealth Group Inc                        COM               91324P102                    $ 1.8068             71,162
 Van Kampen Advantage Muni II              SH BEN INT            92112K107                    $ 0.1234             12,432
 Varian Inc.                                   COM               922206107                    $ 0.4375             10,197
 Varian Medical Systems, Inc.                  COM               92220P105                    $ 0.6657             11,652
 Verisign, Inc.                                COM               92343E102                    $ 4.4065            168,962
 Waddell & Reed Financial - A                 CL A               930059100                    $ 1.8274             73,836
 Waters Corporation                            COM               941848103                    $ 0.2684              4,613
 Wells Fargo & Co.                             COM               949746101                    $ 0.3816             10,169
 Wesco Intl Inc                                COM               95082p105                    $ 0.8336             25,905
 Western Asset Worldwide Inco                  COM               957668106                    $ 0.1718             17,600
 Weyerhaeuser Co                               COM               962166104                   $ 14.4267            238,143
 Williams Cos Inc.                             COM               969457100                    $ 8.9706            379,306
 Wyeth                                         COM               983024100                    $ 3.3457             90,570
 Amdocs Ltd                                    ORD               G02602103                    $ 4.2846            156,486
 Foster Wheeler Ltd.                         SHS NEW             G36535139                    $ 9.2708            256,738
 Invesco Ltd                                   SHS               G491BT108                    $ 6.5005            309,844
 Noble Corporation                             SHS               G65422100                    $ 0.2634              6,000

                                                                                            $ 362.1939         14,506,728
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